Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Performance- and Market- Based Awards Granted

The following table summarizes the performance- and market-based awards granted during the years 2015, 2014 and 2013:

Year Awarded	Type of Award	Performance Period Ending	Performance Measure	Number of Shares Granted	Period Expensed Through
2015	Market	July 2016, 2017 and 2018	Total Shareholder Return	25,000	July 2018
2015	Performance	December 2017	Adjusted EPS	135,289	December 2017
2015	Market	December 2017	Total Shareholder Return	57,982	December 2017
2015	Performance	December 2015	Revenues before Reimbursable Items and Adjusted EPS	165,543	December 2018
2014	Performance	December 2016	Revenues before Reimbursable Items and Adjusted EPS	211,593	December 2016
2013	Performance	December 2015	NetSpend Revenues and NetSpend Operating Income	87,356	December 2015
2013	Performance	December 2015	Revenues before Reimbursable Items and Income from Continuing Operations	237,679	December 2015

Summary of Weighted Average Assumptions and Fair Value of Options

The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2015	2014	2013
Number of options granted	613,473	1,046,372	1,939,796
Weighted average exercise price	$39.01	$30.96	$17.42
Risk-free interest rate	1.73%	2.01%	1.31%
Expected volatility	20.80%	25.06%	26.81%
Expected term (years)	6.3	6.5	6.0
Dividend yield	1.04%	1.29%	1.64%
Weighted average fair value	$8.27	$7.66	$9.48

Summary of Stock Option Activity and Changes during Year

A summary of TSYS’ stock option activity as of December 31, 2015, 2014 and 2013, and changes during the years ended on those dates is presented below:

	2015		2014		2013
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options:
Outstanding at beginning of year	4,892	$23.83	5,752	$20.96	6,065	$21.27
Granted [1]	613	39.01	1,046	30.96	1,940	17.42
Exercised	(2,586)	22.68	(1,850)	18.79	(2,177)	18.75
Forfeited/canceled	(32)	20.79	(56)	28.88	(76)	16.78

Outstanding at end of year	2,887	$28.07	4,892	$23.83	5,752	$20.96

Options exercisable at year-end	1,439	$25.17	2,781	$22.86	3,232	$23.02

Weighted average fair value of options granted during the year		$8.27		$7.66		$9.48

1	Includes the issuance of approximately 1.1 million stock option replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $13.7 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.

As of December 31, 2015 the average remaining contractual life and intrinsic value of TSYS’ outstanding and exercisable stock options were as follows:

	Outstanding	Exercisable
Average remaining contractual life (in years)	7.8	7.2
Aggregate intrinsic value (in thousands)	$62,738	35,434

Summary of Stock Option Exercises	The table below summarizes these stock option exercises by year:

(in thousands)	Options Exercised and Issued from Treasury	Intrinsic Value
2015	2,586	$67,702
2014	1,850	22,883
2013	2,177	16,580

Performance Shares
Summary of Number of Shares Granted Each Year	The following table summarizes the number of shares granted each year:

	2015	2014	2013
Number of shares	388,211	672,724	1,667,246
Market value (in millions)	$14.9	20.6	41.3

Summary of Awards Authorized

A summary of the awards authorized in each year is below:

	Total Number of Shares Awarded	Potential Number of Performance-and Market-Based Shares to be Vested
2015	383,814	526,879	(2018)
2014	211,593	211,593	(2017)
2013	563,803	400,539	(2016)

Summarized Status of Performance-based Nonvested Shares and Changes during Period

A summary of the status of TSYS’ performance- and market-based nonvested shares as of December 31, 2015, 2014 and 2013 and changes during those periods are presented below:

	2015		2014		2013
(in thousands, except per share data) Performance- and market-based Nonvested shares	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	766	$25.86	1,049	$22.75	809	$18.76
Granted[1]	384	36.84	211	30.89	564	24.88
Vested	(241)	22.92	(258)	17.57	(324)	15.93
Forfeited/canceled/adjusted	9	22.20	(236)	25.62	—	—

Outstanding at end of year	918	$31.19	766	$25.86	1,049	$22.75

1	Includes the issuance of approximately 87,356 stock replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $2.2 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.

Unvested Restricted Awards
Summarized Status of Nonvested Shares and Changes during Periods

A summary of the status of TSYS’ nonvested shares as of December 31, 2015, 2014 and 2013 and the changes during the periods are presented below:

	2015		2014		2013
(in thousands, except per share data) Nonvested shares	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	1,769	$26.75	1,783	$24.19	554	$19.96
Granted[1]	388	38.38	673	30.67	1,667	24.75
Vested	(930)	26.05	(602)	23.74	(328)	19.95
Forfeited/canceled	(81)	28.78	(85)	25.47	(110)	23.82

Outstanding at end of year	1,146	$31.11	1,769	$26.75	1,783	$24.19

1	Includes the issuance of approximately 870,361 stock replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $21.5 million. A portion of the expense associated with these options has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.